SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 94.51%
Brazil — 4.93%
8,300	Banco do Brasil SA	$108,983
5,200	CCR SA	24,535
14,000	Cogna Educacao	39,779
10,700	Sao Martinho SA	63,093

		236,390

Chile — 2.34%
6,924	Antofagasta Plc	83,834
2,573	Inversiones La Construccion SA	28,230

		112,064

China — 30.58%
1,400	Alibaba Group Holding Ltd., ADR*	296,940
400	Baidu, Inc., ADR*	50,560
197,000	China Construction Bank Corp., Class H	170,807
48,000	China Machinery Engineering Corp., Class H	19,344
26,000	China Overseas Land & Investment Ltd.	101,260
54,000	China Resources Cement Holdings Ltd.	68,741
90,000	China Unicom Hong Kong Ltd.	84,746
118,000	Chinasoft International Ltd.	66,609
36,000	CNOOC Ltd.	59,862
13,900	Haier Smart Home Co. Ltd.	38,979
212,000	Industrial & Commercial Bank of China Ltd., Class H	163,564
12,500	Kingboard Chemical Holdings Ltd.	39,645
44,000	Lee & Man Paper Manufacturing Ltd.	33,330
39,000	Nexteer Automotive Group Ltd.	35,349
8,500	Ping An Insurance Group Co. of China Ltd., Series H	100,585
10,200	Sany Heavy Industry Co. Ltd., Class A	25,025
8,000	Shimao Property Holdings Ltd.	31,003
36,000	SITC International Holdings Co. Ltd.	43,933
41,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	34,703

		1,464,985

Egypt — 0.97%
9,128	Commercial International Bank Egypt SAE, GDR	46,527

Hong Kong — 1.72%
178,000	Pacific Basin Shipping Ltd.	37,491
34,000	Xinyi Glass Holdings Ltd.	45,049

		82,540

Hungary — 1.57%
4,001	MOL Hungarian Oil & Gas Plc	39,882
671	OTP Bank Plc	35,134

		75,016

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
India — 5.36%
10,476	Apollo Tyres Ltd.	$ 24,067
2,692	Axis Bank Ltd.	28,457
7,374	GHCL Ltd.	19,045
2,810	Mahindra & Mahindra Ltd.	20,939
1,902	Mphasis Ltd.	24,583
21,179	Oil & Natural Gas Corp. Ltd.	38,244
21,721	Redington India Ltd.	35,867
3,096	Reliance Industries Ltd.	65,673

		256,875

Indonesia — 1.82%
105,300	Bank Negara Indonesia Persero Tbk PT	59,444
145,800	Bukit Asam Tbk PT	27,887

		87,331

Korea — 13.33%
211	Com2uSCorp	19,563
1,067	DB Insurance Co. Ltd.	48,198
480	Dentium Co. Ltd.	22,331
370	E-MART, Inc.	40,708
2,386	Hana Financial Group, Inc.	75,894
1,101	Hyundai Mipo Dockyard Co. Ltd.	43,666
367	LG Corp.	23,384
5,562	Samsung Electronics Co. Ltd.	268,016
146	SK Holdings Co. Ltd.	32,937
787	SK Hynix, Inc.	64,013

		638,710

Malaysia — 0.81%
12,000	Tenaga Nasional Berhad	38,922

Mexico — 3.36%
12,000	Cemex SAB de CV	45,360
56,700	Gentera SAB de CV	58,147
35,100	PLA Administradora Industrial S de RL de CV, REIT	57,549

		161,056

Pakistan — 0.81%
38,000	Habib Bank Ltd.	38,606

Peru — 0.62%
10,715	Alicorp SAA	29,755

Philippines — 0.83%
10,320	Security Bank Corp.	39,705

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Russia — 5.88%
634	LUKOIL PJSC, ADR	$ 63,151
3,146	PhosAgro PJSC, GDR	39,994
3,598	Sberbank of Russia PJSC, ADR	59,275
157,000	Sistema PJSFC	38,616
18,200	VEON Ltd., ADR	46,046
1,010	X5 Retail Group NV, GDR	34,859

		281,941

South Africa — 4.37%
56,036	KAP Industrial Holdings Ltd.	16,824
2,106	Mr Price Group Ltd.	27,495
4,621	MTN Group Ltd.	27,242
841	Naspers Ltd., N Shares	137,627

		209,188

Taiwan — 9.70%
3,000	Accton Technology Corp.	16,841
7,210	Chailease Holding Co. Ltd.	33,237
9,000	FLEXium Interconnect, Inc.	34,429
4,000	Lotes Co. Ltd.	43,121
16,000	Primax Electronics Ltd.	33,882
8,000	Sercomm Corp.	20,761
19,000	Taiwan Semiconductor Manufacturing Co. Ltd.	210,289
8,000	Tripod Technology Corp.	33,578
15,260	Wistron NeWeb Corp.	38,509

		464,647

Thailand — 1.91%
57,100	Krung Thai Bank Public Co. Ltd., FOR	31,245
15,100	PTT Global Chemical Public Co. Ltd.	28,691
53,146	Supalai Public Co. Ltd.	31,686

		91,622

Turkey — 1.61%
16,862	Haci Omer Sabanci Holding AS	27,044
5,575	TAV Havalimanlari Holding AS	27,326
1,061	Tupras Turkiye Petrol Rafinerileri AS	22,607

		76,977

United Arab Emirates — 1.41%
62,191	Aldar Properties PJSC	36,605
2,372	DP World Plc	31,095

		67,700

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Vietnam — 0.58%
27,483	Hoa Phat Group JSC*	$27,906

Total Common Stocks		4,528,463

(Cost $4,417,826)

Preferred Stocks — 4.57%
Brazil — 3.55%
4,700	Banco do Estado do Rio Grande do Sul SA, Class B	25,295
3,100	Centrais Eletricas Brasileiras SA, Class B	29,469
5,900	Cia Energetica de Minas Gerais	20,225
12,700	Petroleo Brasileiro SA	95,281

		170,270

Colombia — 1.02%
3,482	Banco Davivienda SA	48,705

Total Preferred Stocks		218,975

(Cost $196,574)

Total Investments		$4,747,438
(Cost $4,614,400) — 99.08%

Other assets in excess of liabilities — 0.92%		43,983

NET ASSETS — 100.00%		$4,791,421

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.61%
Information Technology	19.41%
Consumer Discretionary	13.90%
Energy	8.61%
Industrials	7.52%
Materials	7.24%
Communication Services	5.57%
Real Estate	5.39%
Consumer Staples	3.51%
Utilities	1.85%
Health Care	0.47%
Other*	0.92%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.